Segment reporting (Tables)	12 Months Ended
Sep. 30, 2024
Segment reporting
Summary of revenue from major product categories
	For the years ended September 30,
	2024	2023	2022
Activated carbon	$50,957,974	$57,879,320	$39,925,693
Biomass electricity	-	19,776	150,716
Technical service	-	-	129,177
Total	$50,957,974	$57,899,096	$40,205,586